DEBT - Long-Term Debt and Capital Leases (Details) $ in Millions	Jan. 01, 2022 USD ($)
Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2022
2023	250.0
2024	300.0
2025	595.3
2026
2027 and thereafter	$ 1,650.0